Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Jul. 19, 2017
Disclosure of detailed information about financial instruments [line items]
Repayments of current borrowings		$ 5,897	$ 4,572	$ 3,284
3-Month LIBOR rate		0.21%	0.24%
3-Month EURIBOR rate		(0.57%)	(0.545%)
28-Day TIIE Rate		5.72%
Total adjustment of the interest rate margin description		interest rate margin of plus or minus 5 basis points
Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Repayments of current borrowings	$ 3,250
Line of credit ,Maximum Amount		$ 600
Line of credit ,Interest basis Points		25 days
Line of credit Leverage Ratio Description		2.25 times in the lower end to greater than 3.25 times
Two Thousand Twenty One Credit Agreement [Member] | Five year amortizing term loan [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount	1,500
Line of credit ,Expiration period		5 years
Two Thousand Twenty One Credit Agreement [Member] | Five year committed Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount	$ 1,750
Line of credit ,Expiration period		5 years
CEMEX Holdings Philippines, Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure		$ 500	$ 500
CEMEX Latam Holdings, S.A [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure		1,500	1,500
Acquisitions and investments in joint ventures		$ 400	$ 400
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness						$ 4,050
2014 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness					$ 3,680
Bottom of range [member] | Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points		100 days
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.65%
Top of range [member] | Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points		175 days
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		3.94%